Summary of Principal Accounting Policies - Summary of Financial Assets and Liabilities Measured and Recorded at Fair Value (Details)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Returnable consideration from Urban Hotel Group (Note 3)	¥ 3,333,421
Investments in equity securities with readily determinable fair value	207,007,926	$ 29,734,828	¥ 307,693,782
Short-term investments	437,279,026		685,512,063
Long-term investments – equity securities with readily determinable fair values	262,833,287
Payables for contingent consideration from Urban Hotel Group (Note 3)	4,027,207
Fair Value Measurements	914,480,867		993,205,845
Quoted Prices in Active Markets for Identical Assets (Level 1)
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Investments in equity securities with readily determinable fair value	207,007,926		307,693,782
Long-term investments – equity securities with readily determinable fair values	262,833,287
Fair Value Measurements	469,841,213		307,693,782
Significant Other Observable Inputs (Level 2)
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Short-term investments	437,279,026		685,512,063
Fair Value Measurements	437,279,026		¥ 685,512,063
Significant Unobservable Inputs (Level 3)
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Returnable consideration from Urban Hotel Group (Note 3)	3,333,421
Payables for contingent consideration from Urban Hotel Group (Note 3)	4,027,207
Fair Value Measurements	¥ 7,360,628